Commitments and Contingencies - Other Agreements (Details) - USD ($)	1 Months Ended		6 Months Ended		15 Months Ended
	May 31, 2019	May 31, 2016	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019
Other Agreements
Total rent expense under operating classified lease			$ 52,000	$ 52,000	$ 26,000
Office Rental
Other Agreements
Total rent expense under operating classified lease	$ 8,900	$ 8,400